Other Real Estate Owned (Tables) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Real Estate and Other Assets Repossessed [Roll Forward]
Balance, beginning of year	$ 498,610	$ 677,740	$ 722,442
Additions	0	368,510	832,800
Sales	(348,910)	(532,640)	(855,502)
Write-downs	(20,000)	(15,000)	(22,000)
Balance, end of year	$ 129,700	$ 498,610	$ 677,740